PRINCIPAL ACCOUNTING POLICIES - Employee Benefits and Segment Reporting (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Defined contribution plan, expenses recognized | ¥	¥ 51,405	¥ 56,091	¥ 82,336
Number of operating segment	1
Number of reportable segment	1